1.Description of Business and Organization (Details - VIE - Income and Cash Flow) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Income (loss)
Net sales	$ 127,465	$ 140,199	$ 190,510
Net loss	(90,959)	(220,968)	(185,080)
Cash and cash equivalents, period increase (decrease)
Net cash (used in)/provided by operating activities	(3,634)	(47,030)	(155,518)
Net cash used in investing activities	(3,286)	(13,117)	(52,008)
Net cash provided by financing activities	5,796	(17,819)	$ 133,136
Variable Interest Entities [Member]
Net Income (loss)
Net sales	0	2,503
Net sales from intra-group entities	583	1,226
Net loss	(4,964)	(12,209)
Cash and cash equivalents, period increase (decrease)
Net cash (used in)/provided by operating activities	(1,661)	1,997
Net cash used in investing activities	0	(336)
Net cash provided by financing activities	$ 0	$ 0